FI - Gains/losses on assets/liabilities using unobservable inputs (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	SFr (1,830)	SFr (235)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,066)	151
Transfers into level 3 assets	2,702	5,792
Transfers out of level 3 assets	3,165	7,340
Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,511)	(116)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,088)	125
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(319)	(119)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	22	26
Bank
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,825)	(235)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,068)	152
Bank | Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,509)	(116)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,088)	123
Bank | Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(316)	(119)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	SFr 20	SFr 29